Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2014
MassMutual Select Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 127 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees and Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in large-capitalization companies that the Fund’s subadvisers, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Huber Capital Management, LLC (“Huber Capital Management”), believe are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of large-cap companies. The subadvisers currently define “large-cap” companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index (as of January 31, 2014, between $930 million and $446.76 billion). The Fund has the flexibility to invest in companies of any size and invest in non-equity securities. While most assets typically will be invested in equity securities of U.S. companies, the Fund may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund may use equity-linked notes, a type of derivative, for hedging purposes, to earn additional income, or as a substitute for direct investments. Use of equity-linked notes by the Fund may create investment leverage.

In pursuit of the Fund’s objectives, Columbia Management chooses investments by applying quantitative screens to determine yield potential. Columbia Management conducts fundamental research on, and seeks to purchase potentially attractive securities based on, its analysis of various factors, which may include current yield, dividend growth capability (considering a company’s financial statements and management’s ability to increase the dividend if it chooses to do so) and dividend history, balance sheet strength, earnings per share and free cash flow sustainability and dividend payout ratio, as well as other, statistical measures. Preference is generally given to higher dividend-paying companies. Columbia Management typically uses the S&P 500® Index for dividend yield comparison purposes.

Columbia Management monitors holding periods, tax qualification, and transaction costs with regard to tax consequences.

Columbia Management may sell a security when the security’s price reaches a target set by Columbia Management; if Columbia Management believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Huber Capital Management employs a value investing style, investing in stocks which, in Huber Capital Management’s opinion, trade at a significant discount to the present value of future cash flows. Huber Capital Management attempts to identify out-of-favor stocks that represent solid fundamental value. Huber Capital Management identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of Huber Capital Management’s proprietary valuation methodology.

		Huber Capital Management’s decision to sell portfolio securities is based on valuation, risk, and portfolio guidelines. As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates. Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Sector Risk The Fund may allocate more of its assets to certain economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those sectors than if the Fund invested more broadly.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

		Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class I and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 shares to reflect Class R4 expenses. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class R5 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’09,	21.10%	Lowest Quarter:	4Q ’08,	-25.05%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.
MassMutual Select Large Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[3]
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	212
5 Years	rr_ExpenseExampleYear05	371
10 Years	rr_ExpenseExampleYear10	833
One Year	rr_AverageAnnualReturnYear01	31.24%
Five Years	rr_AverageAnnualReturnYear05	15.78%
Ten Years	rr_AverageAnnualReturnYear10	6.34%
MassMutual Select Large Cap Value Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[3]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	244
5 Years	rr_ExpenseExampleYear05	426
10 Years	rr_ExpenseExampleYear10	952
2004	rr_AnnualReturn2004	12.11%
2005	rr_AnnualReturn2005	9.57%
2006	rr_AnnualReturn2006	14.71%
2007	rr_AnnualReturn2007	4.68%
2008	rr_AnnualReturn2008	(39.73%)
2009	rr_AnnualReturn2009	31.48%
2010	rr_AnnualReturn2010	13.08%
2011	rr_AnnualReturn2011	(4.15%)
2012	rr_AnnualReturn2012	11.22%
2013	rr_AnnualReturn2013	31.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.05%)
One Year	rr_AverageAnnualReturnYear01	31.24%
Five Years	rr_AverageAnnualReturnYear05	15.78%
Ten Years	rr_AverageAnnualReturnYear10	6.34%
MassMutual Select Large Cap Value Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[3]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	480
10 Years	rr_ExpenseExampleYear10	1,071
One Year	rr_AverageAnnualReturnYear01	31.11%
Five Years	rr_AverageAnnualReturnYear05	15.67%
Ten Years	rr_AverageAnnualReturnYear10	6.25%
MassMutual Select Large Cap Value Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[3]
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	534
10 Years	rr_ExpenseExampleYear10	1,188
One Year	rr_AverageAnnualReturnYear01	30.99%
Five Years	rr_AverageAnnualReturnYear05	15.50%
Ten Years	rr_AverageAnnualReturnYear10	6.09%
MassMutual Select Large Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[3]
1 Year	rr_ExpenseExampleYear01	690
3 Years	rr_ExpenseExampleYear03	938
5 Years	rr_ExpenseExampleYear05	1,205
10 Years	rr_ExpenseExampleYear10	1,966
One Year	rr_AverageAnnualReturnYear01	23.03%
Five Years	rr_AverageAnnualReturnYear05	13.83%
Ten Years	rr_AverageAnnualReturnYear10	5.19%
MassMutual Select Large Cap Value Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[3]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	354
5 Years	rr_ExpenseExampleYear05	615
10 Years	rr_ExpenseExampleYear10	1,361
One Year	rr_AverageAnnualReturnYear01	30.80%
Five Years	rr_AverageAnnualReturnYear05	14.45%
Ten Years	rr_AverageAnnualReturnYear10	5.55%
MassMutual Select Large Cap Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[3]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	432
5 Years	rr_ExpenseExampleYear05	748
10 Years	rr_ExpenseExampleYear10	$ 1,645
One Year	rr_AverageAnnualReturnYear01	30.27%
Five Years	rr_AverageAnnualReturnYear05	14.86%
Ten Years	rr_AverageAnnualReturnYear10	5.51%
MassMutual Select Large Cap Value Fund | Return After Taxes on Distributions | Class R5
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.66%
Five Years	rr_AverageAnnualReturnYear05	13.90%
Ten Years	rr_AverageAnnualReturnYear10	5.26%
MassMutual Select Large Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.36%
Five Years	rr_AverageAnnualReturnYear05	12.78%
Ten Years	rr_AverageAnnualReturnYear10	5.16%
MassMutual Select Large Cap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	32.53%
Five Years	rr_AverageAnnualReturnYear05	16.67%
Ten Years	rr_AverageAnnualReturnYear10	7.58%

[1]	Management Fees and Other Expenses have been restated to reflect current fees.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[3]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .63%, .73%, .83%, .93%, 1.18%, 1.08%, and 1.33% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.